Schedule of Restricted Share Units (Details) (Parenthetical) - USD ($)				12 Months Ended
	Oct. 14, 2024	Mar. 13, 2024	Jan. 29, 2024	Dec. 31, 2025		Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSUs granted				140,762	[1]	277,726	[2],[3]
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation				$ 364,331		$ 836,691
Executives and Employees [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSUs granted			19,216
Stock based compensation						50,000
Executives and Employees [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSUs granted		258,513
Stock based compensation						$ 361,690
Executives and Employees [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSUs granted	140,762
Stock based compensation				$ 108,970

[1]	On October 14, 2025, the Company granted 140,762 RSUs to executives and employees of the Company, which vest in one-third increments on October 14, 2026, June 30 of 2027 and 2028. The vesting of these RSUs resulted in stock-based compensation of $108,970 for the year ended December 31, 2025, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On January 29, 2024, the Company granted 19,216 RSUs to executives and employees of the Company, which vest on January 29, 2025. The vesting of these RSUs resulted in stock-based compensation of $50,000 for the year ended December 31, 2024, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[3]	On March 13, 2024, the Company granted 258,513 RSUs to executives and employees of the Company, which vest in one-third increments on March 31 of 2025, 2026 and 2027. The vesting of these RSUs resulted in stock-based compensation of $361,690 for the year ended December 31, 2024, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.